STOCK OPTIONS AND WARRANTS - Transactions involving warrants (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	Sep. 30, 2011 Warrants
Class Of Warrant Or Right, Number Of Shares [Roll Forward]
Beginning Balance, Number of Shares	983,888	764,011	970,088	1,153,466
Granted	325,346	2,237,487	17,917	198,289
Exercised	(311,586)	(1,003,948)	(83,994)
Cancelled or expired	(55,000)	(1,013,661)	(140,000)	(381,667)
Ending Balance, Number of Shares	942,648	983,889	764,011	58,205,280
Class Of Warrant Or Right, Weighted Average Price Per Share [Roll Forward]
Beginning Balance, Weighted Average Price Per Share	$ 11.44	$ 8.70	$ 8.40	$ 14.22
Granted	$ 8.48	$ 13.98	$ 4.26	$ 2.64
Exercised	$ (13.47)	$ (10.20)	$ (2.70)
Cancelled or expired	$ (14.00)	$ (15.88)	$ (9.66)	$ (23.04)
Ending Balance, Weighted Average Price Per Share	$ 9.60	$ 11.86	$ 8.70	$ 0.140